Fair value measurement - Assets measured at fair value on nonrecurring basis - Parenthetical (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Hurricane
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned - Write down	$ 2.7